Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Shareholders' Equity
Shareholders' Equity

Note 9 — Shareholders’ Equity

Stock-Based Compensation

On September 6, 2018, the Company’s board of directors approved an amendment and restatement of the Company’s omnibus incentive plan solely to reflect the Company’s name change to Edison Nation, Inc. Thus, the Edison Nation, Inc. Omnibus Incentive Plan (the “Plan”) which remains effective as of February 9, 2018, provides for the issuance of up to 1,764,705 shares of common stock to help align the interests of management and our shareholders and reward our executive officers for improved Company performance. Stock incentive awards under the Plan can be in the form of stock options, restricted stock units, performance awards and restricted stock that are made to employees, directors and service providers. Awards are subject to forfeiture until vesting conditions have been satisfied under the terms of the award. The exercise price of stock options are equal to the fair market value of the underlying Company common stock on the date of grant.

The following table represents total stock compensation expense by award type related to stock performance awards, restricted stock units, stock options and awards made to non-employees, for the nine months ended September 30, 2019 and 2018:

	For the Nine Months
	Ended September 30,
	2019	2018
Stock option awards	$160,140	$260,826
Non-employee awards	615,050	2,096,250
Restricted stock unit awards	8,850	309,500
Phantom stock awards	92,545	—
	$876,585	$2,666,576

The stock-based compensation is included in selling, general and administrative expense for the nine months ended September 30, 2019 and 2018.

Stock option awards

The following table summarizes stock option award activity for the nine months ended September 30, 2019:

		Weighted	Remaining
		Average	Contractual
		Exercise	Life in	Aggregate
	Shares	Price	Years	Intrinsic Value
Balance, January 1, 2019	290,000	$5.55	4.2	—
Granted	—	—	—	—
Forfeited	—	—
Balance, September 30, 2019	290,000	$5.55	3.5	—
Exercisable, September 30, 2019	263,333	$5.41	3.5	—

As of September 30, 2019, there were 26,667 unvested options to purchase shares of the Company’s common stock or $62,139 of total unrecognized equity-based compensation expense that the Company expected to recognize over a remaining weighted-average period of 1 year.

Non-employee awards

From time to time, the Company grants shares of common stock to consultants and non-employee vendors for services performed. The awards are valued at the market value of the underlying common stock at the date of grant and vest based on the terms of the contract which is usually upon grant.

Note 14 — Shareholders’ Equity

Common Stock

The Company issued 1,312,520 shares of common stock related to the IPO, at a public offering price of $5.00 per share in August 2018. The Company received gross proceeds of $6,562,600 and net proceeds of $5,315,176 after deducting underwriter commissions and expenses of $714,802, legal fees of $157,358, escrow closing fees of $4,000 and other direct offering expenses which together aggregate $1,204,030.

Stock-Based Compensation

On September 6, 2018, the Company’s board of directors approved an amendment and restatement of the Company’s omnibus incentive plan solely to reflect the Company’s name change to Edison Nation, Inc. Thus, the Edison Nation, Inc. Omnibus Incentive Plan (the “Plan”) which remains effective as of February 9, 2018, provides for the issuance of up to 1,764,705 shares of common stock to help align the interests of management and our shareholders and reward our executive officers for improved Company performance. Stock incentive awards under the Plan can be in the form of stock options, restricted stock units, performance awards and restricted stock that are made to employees, directors and service providers. Awards are subject to forfeiture until vesting conditions have been satisfied under the terms of the award. The exercise price of stock options are equal to the fair market value of the underlying Company common stock on the date of grant.

The fair value of the option grants was estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table.

2018
Weighted average fair value of option granted	$1.82
Risk-free interest rate	2.2%
Expected term in years	2.5
Volatility	50.0%
Dividend rate	0.0%

The following table summarizes stock option award activity during 2018:

		Weighted	Remaining
		Average	Contractual
		Exercise	Life in	Aggregate
	Shares	Price	Years	Intrinsic Value
Balance, January 1, 2018	—	$—	—	—
Granted	290,000	5.55	4.2	—
Balance, December 31, 2018	290,000	$5.55	4.2	—
Exercisable, December 31, 2018	166,667	$5.32	4.1	—

As of December 31, 2018, there was 123,333 unvested options to purchase common units of Edison Nation, Inc. or $222,279 of total unrecognized equity-based compensation expense that the Company expected to recognize over a remaining weighted-average period of 1.4 years. The Company recorded stock-based compensation expense of $2,025,994, of which 1,721,250, related to the assumption of certain consulting agreements which were satisfied by the principal shareholder of SRM transferring 344,250 shares to the consultants, for the year ended December 31, 2018. No compensation expense was recorded for the year ended December 31, 2017.

Selling Agent Agreement

In connection with the IPO, the Company agreed to issue to the selling agent in the IPO, warrants to purchase a number of shares of the common stock equal to 5.0% of the total shares of common stock sold in any closing of the IPO, excluding shares purchased by investors sourced via alternative funding platforms (the “Selling Agent Warrants”). The Selling Agent Warrants are exercisable commencing on the qualification date of the IPO and have a term of 5 years. The Selling Agent Warrants are not redeemable by the Company. The exercise price for the Selling Agent Warrants is 20% greater than the IPO offering price, or $6.00 per share. On August 16, 2018, the Company issued 65,626 of Selling Agent Warrants that are exercisable for 65,626 shares of the Company’s common stock.